Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
Schedule of supplemental cash flow information from collateralized securities received

($ in millions)	2011	2010	2009
Net change in proceeds managed
Net change in short-term investments	$21	$171	$(316)

Operating cash flow provided (used)	21	171	(316)
Net change in cash	1	3	(2)

Net change in proceeds managed	$22	$174	$(318)

Net change in liabilities
Liabilities for collateral, beginning of year	$(484)	$(658)	$(340)
Liabilities for collateral, end of year	(462)	(484)	(658)

Operating cash flow (used) provided	$(22)	$(174)	$318